Interest bearing debt, Covenant compliance (Details) $ in Millions	9 Months Ended
	Sep. 30, 2023 USD ($) VLCC
ING Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted tangible net worth	$300 million and 25% of value adjusted total assets	[1]
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.
Credit facility covenant, Number of VLCCs used as security | VLCC	11
Credit facility covenant, required adjusted tangible net worth	$ 300
Credit facility covenant, required percentage of adjusted tangible net worth to total assets	25.00%
ING Credit Facility [Member] | Bottom of range [member]
Summary of financial covenants [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings	135.00%
Credit facility covenant, required unencumbered consolidated cash	$ 30
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt	6.00%
Credit Agricole Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	1 VLCC
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted tangible net worth	$300 million and 25% of value adjusted total assets	[1]
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.
Credit facility covenant, Number of VLCCs used as security | VLCC	1
Credit facility covenant, required adjusted tangible net worth	$ 300
Credit facility covenant, required percentage of adjusted tangible net worth to total assets	25.00%
Credit Agricole Credit Facility [Member] | Bottom of range [member]
Summary of financial covenants [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings	135.00%
Credit facility covenant, required unencumbered consolidated cash	$ 30
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt	6.00%
Danish Ship Finance Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	1 VLCC
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted tangible net worth	$300 million and 25% of value adjusted total assets	[1]
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.
Credit facility covenant, Number of VLCCs used as security | VLCC	1
Credit facility covenant, required adjusted tangible net worth	$ 300
Credit facility covenant, required percentage of adjusted tangible net worth to total assets	25.00%
Danish Ship Finance Credit Facility [Member] | Bottom of range [member]
Summary of financial covenants [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings	135.00%
Credit facility covenant, required unencumbered consolidated cash	$ 30
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt	6.00%
Nordea Credit Facility [Member]
Summary of financial covenants [Abstract]
Security	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings
Value adjusted tangible net worth	$300 million and 25% of value adjusted total assets	[1]
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.
Credit facility covenant, Number of VLCCs used as security | VLCC	11
Credit facility covenant, required adjusted tangible net worth	$ 300
Credit facility covenant, required percentage of adjusted tangible net worth to total assets	25.00%
Nordea Credit Facility [Member] | Bottom of range [member]
Summary of financial covenants [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings	135.00%
Credit facility covenant, required unencumbered consolidated cash	$ 30
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt	6.00%

[1]	Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)